Consolidated statement of changes in equity - USD ($) $ in Millions		Shareholders' equity		Share capital		Share premium		Retained earnings		Translation reserve		Fair value reserve under IFRS 9	Available-for-sale securities reserves		Non-controlling interests		Total
Reserves
Profit (loss) for the year	[1]	$ 2,192						$ 2,192							$ 22		$ 2,214	[2]
Other comprehensive (loss) income	[1]	85								$ (165)			$ 250		(15)		70
Total comprehensive income (loss) from continuing operations	[1]	2,277						2,192		(165)			250		7		2,284	[2]
Total comprehensive loss from discontinued US operations	[1]	(6,283)						(4,234)		463			(2,512)		(785)		(7,068)	[2]
Total comprehensive income (loss) for the year	[1]	(4,006)						(2,042)		298			(2,262)		(778)		(4,784)	[2]
Demerger dividend in specie of Jackson	[1]	(1,735)						(1,735)									(1,735)
Dividends	[1]	(421)						(421)							(9)		(430)
Reserve movements in respect of share-based payments	[1]	46						46									46
Effect of transactions relating to non-controlling interests	[1],[3]	(32)						(32)							(278)		(310)
New share capital subscribed	[1]	2,382		$ 9		$ 2,373											2,382
Movement in own shares in respect of share-based payment plans	[1]	(24)						(24)									(24)
Net increase (decrease) in equity	[1]	(3,790)		9		2,373		(4,208)		298			(2,262)		(1,065)		(4,855)
Balance at beginning of year at Dec. 31, 2020	[1]	20,878		173		2,637		14,424		1,132			2,512		1,241		22,119
Balance at end of year (As previously reported) at Dec. 31, 2021	[1],[4]	17,088		182		5,010		10,216		1,430			250		176		17,264
Balance at end of year (Effect of initial application of IFRS 17 and classification overlay of IFRS 9, net of tax) at Dec. 31, 2021	[4]	1,848						1,848							(1)		1,847
Balance at end of year at Dec. 31, 2021	[4]	18,936		182		5,010		12,064		1,430			250		175		19,111	[5]
Reserves
Profit (loss) for the year	[4]	(1,007)						(1,007)							10		(997)	[2]
Other comprehensive (loss) income	[4]	(790)								(603)			(187)		(10)		(800)
Total comprehensive income (loss) from continuing operations	[2]																(1,797)
Total comprehensive income (loss) for the year	[4]	(1,797)						(1,007)		(603)			(187)				(1,797)	[2]
Dividends	[4]	(474)						(474)							(8)		(482)
Reserve movements in respect of share-based payments	[4]	24						24									24
Effect of transactions relating to non-controlling interests	[4]	49						49									49
New share capital subscribed	[4]	(4)				(4)											(4)
Movement in own shares in respect of share-based payment plans	[4]	(3)						(3)									(3)
Net increase (decrease) in equity	[4]	(2,205)				(4)		(1,411)		(603)			(187)		(8)		(2,213)
Balance at end of year at Dec. 31, 2022		16,731	[4]	182	[4]	5,006	[4]	10,653	[4]	827	[4]	$ 63	$ 63	[4]	167	[4]	16,898	[4],[5]
Reserves
Profit (loss) for the year		1,701						1,701							11		1,712
Other comprehensive (loss) income		(116)								(124)		8			(11)		(127)
Total comprehensive income (loss) from continuing operations																	1,585
Total comprehensive income (loss) for the year		1,585						1,701		(124)		8					1,585
Dividends		(533)						(533)							(7)		(540)
Transfer of fair value reserve following disposal of investment in Jackson								71				(71)
Reserve movements in respect of share-based payments		(5)						(5)									(5)
Effect of transactions relating to non-controlling interests		16						16									16
New share capital subscribed		4		1		3											4
Movement in own shares in respect of share-based payment plans		25						25									25
Net increase (decrease) in equity		1,092		1		3		1,275		(124)		$ (63)			(7)		1,085
Balance at end of year at Dec. 31, 2023		$ 17,823		$ 183		$ 5,009		$ 11,928		$ 703					$ 160		$ 17,983

[1]	Results for the year ended 31 December 2021 have not been re-presented and have been shown on an IFRS 4 basis and are not comparable to the 2023 and 2022 results.
[2]	The Group has adopted IFRS 9, ‘Financial Instruments’ and IFRS 17, ‘Insurance Contracts’ from 1 January 2023 as described in note A2.1. Accordingly, the 2022 comparative results have been re-presented from those previously published. Results for the year ended 31 December 2021 and related notes have not been re-presented to the IFRS 9 or IFRS 17 basis and have been shown on an IFRS 4 basis and are not comparable to the 2023 and 2022 results.
[3]	The $(278) million in 2021 related to the derecognition of Athene's non-controlling interest upon the demerger of Jackson
[4]	The Group has adopted IFRS 9, ‘Financial Instruments’ and IFRS 17, ‘Insurance Contracts’ from 1 January 2023 as described in note A2.1. Accordingly, the 2022 comparative results have been re-presented from those previously published.
[5]	The Group has adopted IFRS 9 'Financial instruments' and IFRS 17 ‘Insurance Contracts’ from 1 January 2023 as described in note A2.1. Accordingly, the 31 December 2022 and 1 January 2022 comparative statements of financial position and related notes have been re-presented from those previously published